ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Accounts receivable	¥ 20,945	¥ 10,754
Allowance for uncollectible Accounts receivable
Accounts receivable, net	20,945	10,754
Movement of allowance for uncollectible receivables
Opening balance			¥ 2,058
Write off in the current year			(2,058)
Contract assets
Contract assets	2,492,753	3,366,162
Allowance for Uncollectible Contract assets	(272,036)	(320,676)	(314,966)
Contract assets, net	2,220,717	3,045,486
Movement of allowance for uncollectible contract assets
Opening balance	320,676	314,966	313,854
Reclassification		22,742
Current year net provision	444,796	197,156	223,943
Write off in the current year	(493,436)	(214,188)	(222,831)
Ending balance	272,036	320,676	314,966
Accounts receivable and contract assets
Accounts receivable and contract assets	7,986	46,877
Allowance for uncollectible accounts receivable and contract assets	(5,763)	(22,868)
Accounts receivable and contract Assets, net	2,223	24,009
Opening balance	22,868	95,607	122,017
Reclassifications		(22,742)
Current year net provision	1,973	(10,809)	14,123
Write off in the current year	(19,078)	(39,188)	(40,533)
Ending balance	5,763	22,868	95,607
Amount of contract assets originated in current fiscal year	2,513,698	3,376,916
2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	2,260,593
2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	197,328	3,036,803
2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	55,777	339,969
2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		144
Loan facilitation service
Accounts receivable
Allowance for uncollectible Accounts receivable
Movement of allowance for uncollectible receivables
Opening balance			375
Write off in the current year			(375)
Contract assets
Contract assets	1,225,550	2,561,082
Allowance for Uncollectible Contract assets	(208,720)	(276,307)	(288,365)
Contract assets, net	1,016,830	2,284,775
Movement of allowance for uncollectible contract assets
Opening balance	276,307	288,365	287,397
Reclassification		19,619
Current year net provision	295,839	123,001	158,696
Write off in the current year	(363,426)	(154,678)	(157,728)
Ending balance	208,720	276,307	288,365
Accounts receivable and contract assets
Accounts receivable and contract assets	4,949	41,809
Allowance for uncollectible accounts receivable and contract assets	(3,942)	(18,542)
Accounts receivable and contract Assets, net	1,007	23,267
Opening balance	18,542	88,348	120,208
Reclassifications		(19,619)
Current year net provision	(1,968)	(22,554)	(4,334)
Write off in the current year	(12,632)	(27,633)	(27,526)
Ending balance	3,942	18,542	88,348
Amount of contract assets originated in current fiscal year	1,225,550	2,561,082
Loan facilitation service | 2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	1,009,370
Loan facilitation service | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	180,515	2,260,534
Loan facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	35,665	300,405
Loan facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		143
Post facilitation service
Accounts receivable
Allowance for uncollectible Accounts receivable
Movement of allowance for uncollectible receivables
Opening balance			1,683
Write off in the current year			(1,683)
Contract assets
Contract assets	210,664	312,438
Allowance for Uncollectible Contract assets	(63,316)	(44,369)	(26,601)
Contract assets, net	147,348	268,069
Movement of allowance for uncollectible contract assets
Opening balance	44,369	26,601	26,457
Reclassification		3,123
Current year net provision	148,957	74,155	65,247
Write off in the current year	(130,010)	(59,510)	(65,103)
Ending balance	63,316	44,369	26,601
Accounts receivable and contract assets
Accounts receivable and contract assets	2,979	6,428
Allowance for uncollectible accounts receivable and contract assets	(1,821)	(4,326)
Accounts receivable and contract Assets, net	1,158	2,102
Opening balance	4,326	7,259	1,809
Reclassifications		(3,123)
Current year net provision	3,941	11,745	18,457
Write off in the current year	(6,446)	(11,555)	(13,007)
Ending balance	1,821	4,326	¥ 7,259
Amount of contract assets originated in current fiscal year	210,664	312,438
Post facilitation service | 2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	176,794
Post facilitation service | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	14,366	273,753
Post facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	19,504	38,684
Post facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		1
Referral services fees
Accounts receivable
Accounts receivable	20,945	10,754
Accounts receivable, net	20,945	10,754
Contract assets
Contract assets	1,056,539	492,642
Contract assets, net	1,056,539	492,642
Accounts receivable and contract assets
Accounts receivable and contract assets	58	(1,360)
Accounts receivable and contract Assets, net	58	(1,360)
Amount of contract assets originated in current fiscal year	1,077,484	503,396
Referral services fees | 2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	1,074,429
Referral services fees | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	2,447	502,516
Referral services fees | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	¥ 608	¥ 880